CASH (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
SCHEDULE OF CASH	Cash consisted of the following:
	As of December 31, 2021	As of December 31, 2020

Cash on hand	$-	$-
Cash in banks	221,312	3,274,287
Total cash	$221,312	$3,274,287